Preferred and Common Stock	6 Months Ended
Jun. 30, 2017
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK
NOTE 9: PREFERRED AND COMMON STOCK
Vested, Surrendered and Forfeited
During the six month periods ended June 30, 2017 and 2016, 0 and 21,301 restricted stock units, respectively, issued to the Company's employees vested.
During the six month periods ended June 30, 2017 and 2016, 0 and 2,850 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Cumulative Perpetual Preferred Stock
The Company's 2,000,000 American Depositary Shares, Series G Cumulative Redeemable Perpetual Preferred Stock (the “Series G”) and the 4,800,000 American Depositary Shares, Series H Cumulative Redeemable Perpetual Preferred Stock (the “Series H”) are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.
On April 19, 2017, Navios Holdings announced the completion of the offer commenced on March 21, 2017, to exchange newly issued shares of the Company's common stock for any and all outstanding American Depositary Shares, each representing 1/100th of a share of either Series G or Series H. The 360 Series G and 406 Series H were validly tendered, representing an aggregate nominal value of approximately $1,914. Navios Holdings paid for tender offer expenses $482, and issued a total of 625,815 shares of common stock with a fair value of $1,127.
Conversion of Preferred Stock
During the six month period ended June 30, 2017, 2,436 shares of convertible preferred stock were converted into 1,740,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms, which provided the option to the holders of these shares to convert all or any such then-outstanding shares of preferred stock into a number of fully paid and non-assessable shares of common stock determined by dividing the amount of the liquidation preference ($ 10,000 per share) by a conversion price equal to $14.00 per share of common stock.
In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of June 30, 2017 were $15,279 (net of cancelled dividends of $270).
Navios Holdings had outstanding as of June 30, 2017 and December 31, 2016, 119,497,222 and 117,131,407 shares of common stock, respectively. Navios Holdings had outstanding 46,302 shares of preferred stock (14,191 Series G, 28,612 Series H and 3,499 shares of convertible preferred stock), as of June 30, 2017. Navios Holdings had outstanding 49,504 shares of preferred stock (14,551 Series G, 29,018 Series H and 5,935 shares of convertible preferred stock) as of December 31, 2016.
Acquisition of Treasury Stock
In November 2015, the Board of Directors approved a share repurchase program for up to $25,000 of the Navios Holdings' common stock. Share repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act. Repurchases were subject to restrictions under the terms of the Company's credit facilities and indenture. The program did not require any minimum purchase or any specific number or amount of shares and could be suspended or reinstated at any time in the Company's discretion and without notice. In particular, Navios Holdings, pursuant to the terms of its Series G and Series H, may not redeem, repurchase or otherwise acquire its common stock or preferred shares, including the Series G and Series H (other than through an offer made to all holders of Series G and Series H) unless full cumulative dividends on Series G and Series H, when payable, have been paid. In total, up until February 2016, 1,147,908 shares were repurchased under this program, for a total consideration of $1,071. Since that time, this program has been suspended by the Company.